Employee Leave Liabilities	12 Months Ended
Jun. 30, 2022
Employee Leave Liabilities Abstract
Employee leave liabilities
Note 15	Employee leave liabilities

	2022	2021
	A$	A$
Current
Annual leave liability	383,236	438,991

	2022	2021
	A$	A$
Non-current
Long service leave liability	62,861	-